Financial Liabilities: Interest-bearing Loans and Borrowings - new A - Class newbuilds (Details) € in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Jul. 04, 2022 EUR (€)	Nov. 30, 2023	Oct. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($)	Jun. 29, 2022 EUR (€)
Financial Liabilities: Interest-bearing Loans and Borrowings
Proceeds from borrowing				€ 199,935	€ 113,459
Committed utilised				212,000
Committed unused				€ 1,107,000
New Debt Facility (RCF)
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)		2.36%		2.40%		2.40%
Interest rate basis (in percent)		SOFR
Committed utilised				€ 162,000
Committed unused				€ 288,000
Average IRS rate				2.70%		2.70%
Nominal Amount				150,000
New Debt Facility - Guarantee
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed utilised				€ 45,000
Committed unused				€ 55,000
New Debt Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Interest rate basis (in percent)				80%
Proceeds from borrowing			€ 162,000
Committed utilised				€ 207,000
Committed unused				343,000
P-Class facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Committed unused				€ 425,000
Average IRS rate				3.00%		3.00%
Nominal Amount				203,000
M-Class facility (USD 436 million)
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)				2.40%		2.40%
Committed unused				€ 394,000
Notional amount | $						$ 436
Unsecured Holdco Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)				4.00%		4.00%
Committed utilised				€ 50,000
Senior Secured Green Revolving Credit Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Proceeds from borrowing	€ 115,000
Committed utilised					€ 115,000
Notional amount							€ 185,000
Non-amortizing term loan
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount							€ 150,000
Minimum | New Debt Facility - Guarantee
Financial Liabilities: Interest-bearing Loans and Borrowings
Interest rate basis (in percent)				0.80%
Minimum | P-Class facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)				0.90%		0.90%
Maximum | New Debt Facility - Guarantee
Financial Liabilities: Interest-bearing Loans and Borrowings
Interest rate basis (in percent)				1.20%
Maximum | P-Class facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)				2.40%		2.40%